Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 282.23
Previously Paid Amount	0.03
Total Fee Amount	0.04
Total Offset Amount	0.00
Net Fee	$ 0.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A